Derivatives and Hedging Activities (Derivatives Included in AOCI) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derivative [Line Items]
Amount of loss recognized in accumulated other comprehensive loss on interest rate derivatives	$ (2,355)	$ (8,416)	$ (39,620)	$ (10,835)
Total amount of interest expense presented in the consolidated statements of operations and comprehensive loss	(12,580)	(12,806)	(25,837)	(26,749)
Interest rate “pay-fixed” swaps
Derivative [Line Items]
Amount of loss recognized in accumulated other comprehensive loss on interest rate derivatives	(4,511)	(7,999)	(42,226)	(10,027)
Amount of (loss) gain reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$ (2,155)	$ 417	$ (2,606)	$ 808